Supplementary Financial Statements Information - Schedule of Revenue by Timing of Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue by Timing of Revenue Recognition [Abstract]
Total	$ 2,757,511	$ 2,620,903	$ 2,572,357
Products and services transferred over time [member]
Schedule of Revenue by Timing of Revenue Recognition [Abstract]
Total	2,374,197	2,246,470	2,251,416
Products transferred at a point in time [member]
Schedule of Revenue by Timing of Revenue Recognition [Abstract]
Total	$ 383,314	$ 374,433	$ 320,941